Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025 segments
Segment Reporting [Abstract]
Description of CODM	This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Decision Maker
Operating segment	2
Reportable segment	2